INCOME TAX (Details 5) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	$ 148,614	$ 222,862
Net deferred tax liabilities	(1,440,198)	(1,325,354)
Deferred tax liability (asset)	(1,291,584)	(1,102,492)
Arrendadora Financiera S.A. [member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	299	0
Net deferred tax liabilities	0	(87)
Arrendamiento Operativo CIB S.A.C. [member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	0	370
Net deferred tax liabilities	0	0
Bagrícola Costa Rica S.A. [member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	56	68
Net deferred tax liabilities	0	0
Grupo Agromercantil Holding [member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	0	0
Net deferred tax liabilities	(29,924)	(38,622)
Banca de Inversión Bancolombia S.A. [member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	0	0
Net deferred tax liabilities	(26,432)	(99,504)
Banco Agrícola S.A. [member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	46,328	43,594
Net deferred tax liabilities	0	0
Bancolombia S.A. [member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	0	0
Net deferred tax liabilities	(1,368,062)	(1,152,726)
Banistmo S.A. y Filiales [member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	96,533	166,421
Net deferred tax liabilities	0	0
BIBA Inmobiliaria S.A.S. [member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	0	0
Net deferred tax liabilities	(5)	(10)
Fideicomiso “Lote Abelardo Castro” [member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	0	0
Net deferred tax liabilities	(188)	(171)
Fiduciaria Bancolombia S.A. [member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	1,808	6,483
Net deferred tax liabilities	0	0
FiduPerú S.A Sociedad Fiduciaria [member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	0	165
Net deferred tax liabilities	0	0
Inversiones CFNS S.A.S. [member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	0	0
Net deferred tax liabilities	(700)	(1,042)
Transportempo S.A.S [member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	509	285
Net deferred tax liabilities	0	0
Valores Bancolombia S.A. [member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	3,071	5,476
Net deferred tax liabilities	0	0
Valores Simesa S.A. [member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	0	0
Net deferred tax liabilities	(9,421)	(13,439)
Renting Colombia S.A. [Member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	0	0
Net deferred tax liabilities	(5,466)	(19,753)
Valores Banagricola S.A. [Member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	10	0
Net deferred tax liabilities	$ 0	$ 0